Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Securities available for sale	$ 231,062	$ 195,864
Other assets	10,707	10,975
Total assets	1,525,857	1,377,263
LIABILITIES
Subordinated debentures	29,427	29,427
Total liabilities	1,341,396	1,239,647
SHAREHOLDERS’ EQUITY
Preferred stock	17,358	18,950
Common stock	153,810	118,975
Accumulated earnings	31,652	19,263
Treasury Stock	17,235	17,235
Accumulated other comprehensive loss	(1,124)	(2,337)
Total shareholders’ equity	184,461	137,616	$ 125,173	$ 115,909
Total liabilities and shareholders’ equity	1,525,857	1,377,263
CBI[Member]
ASSETS
Cash	29,908	4,747	$ 7,493	$ 13,663
Securities available for sale	832	778
Investment in bank subsidiary	167,192	149,965
Investment in nonbank subsidiaries	12,928	12,635
Other assets	5,212	1,226
Total assets	216,072	169,351
LIABILITIES
Deferred income taxes and other liabilities	2,184	2,308
Subordinated debentures	29,427	29,427
Total liabilities	31,611	31,735
SHAREHOLDERS’ EQUITY
Preferred stock	17,358	18,950
Common stock	153,810	118,975
Accumulated earnings	31,652	19,263
Treasury Stock	17,235	17,235
Accumulated other comprehensive loss	(1,124)	(2,337)
Total shareholders’ equity	184,461	137,616
Total liabilities and shareholders’ equity	$ 216,072	$ 169,351